EATON VANCE CASH MANAGEMENT FUND
EATON VANCE MONEY MARKET FUND
Supplement to Prospectus dated
March 1, 2009

EATON VANCE TAX FREE RESERVES
Supplement to Prospectus dated
May 1, 2008

(each, a “Fund” and collectively, the “Funds”)

The Temporary Money Market Fund Guarantee Program
(the "Program") established by the U.S. Treasury
Department has been extended until September 18,
2009. The Board of Trustees approved each Fund’s
continued participation in the Program. Each Fund paid
an additional premium to participate in the Program
extension.

April 13, 2009	MMTFRPS2